Employee benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee benefits
Employee benefits

	December 31, 2018	December 31, 2017	December 31, 2016
Salaries	2,542,952	3,761,171	3,662,180
Pension costs	108,978	378,588	342,805
Other social benefits	188,138	277,468	301,537
Share based payments costs	27,730	354,851	290,783
Recruitment costs	—	125,731	391,035
Other personnel expenditures	(130,895)	(26,439)	40,827
Total employee benefits	2,736,903	4,871,370	5,029,167

Benefit plans
The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular, also for defining the financing of the pension benefits.
The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.25% in 2016, 1.00% in 2017 and 1.00% in 2018.
The assets are invested by the collective foundation in a diversified portfolio that respects the requirements of the Swiss BVG. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.
The following tables present information about the net defined benefit liability and its components:
Change in defined benefit obligation

	2018	2017
Defined benefit obligation at January 1	7,999,617	7,122,841
Service costs	90,162	348,172
Plan participants' contribution	144,287	236,074
Interest cost	50,845	50,494
Actuarial losses	(1,911,382)	60,781
Transfer-out amounts	(3,367,834)	(440,950)
Transfer-in amounts of new employees	79,930	622,205
Defined benefit obligation at December 31	3,085,625	7,999,617

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2018 is 21.8 years (2017: 20.9 years).
Change in fair value of plan assets

	2018	2017
Fair value of plan assets at January 1	6,036,647	5,030,407
Interest income	36,304	37,500
Return on plan assets excluding interest income	(634,190)	332,759
Employer contributions	146,245	236,074
Plan participants' contributions	146,245	236,074
Transfer-out amounts	(3,367,834)	(440,950)
Transfer-in amounts of new employees	79,930	622,205
Administration expense	(6,009)	(17,422)
Fair value of plan assets at December 31	2,437,338	6,036,647

Net defined benefit liability recognized in the statement of financial position

	December 31, 2018	December 31, 2017
Present value of funded defined benefit obligation	3,085,625	7,999,617
Fair value of plan assets	(2,437,338)	(6,036,647)
Net defined benefit liability	648,287	1,962,970

Defined Benefit Cost

	2018	2017	2016
Service cost	90,162	348,172	319,173
Net interest expense	14,541	12,994	14,922
Administration expense	6,009	17,422	8,710
Total defined costs for the year recognized in profit or loss	110,712	378,588	342,805

Remeasurement of the Defined Benefit Liability

	2018	2017	2016
Actuarial loss (gain) arising from changes in financial assumptions	(119,117)	(150,552)	412,396
Actuarial loss arising from experience adjustments	(1,792,265)	211,331	264,417
Actuarial gain arising from demographic assumptions	—	—	(258,876)
Return on plan assets excluding interest income	634,190	(332,759)	(23,835)
Total defined benefit cost for the year recognized in the other comprehensive loss	(1,277,192)	(271,980)	394,102

Assumptions

At December 31	2018	2017	2016
Discount rate	0.95%	0.80%	0.70%
Future salary increase	1.10%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG 2015G

Sensitivity analysis
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2018	2017
Change in assumption	0.25 % increase	0.25 % increase
Discount rate	(138,606)	(354,477)
Salary increase	13,121	49,707
Pension indexation	65,943	189,965
Change in assumption	+ 1 year	+ 1 year
Life expectancy	60,369	182,977